CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,867.3	€ 2,207.5	€ 1,457.9
Cash equivalents	1,322.4	1,356.1	2,211.7
Total cash and cash equivalents	3,189.7	3,563.6	3,669.6	€ 4,058.7
US dollar [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	1,231.5	1,707.6	2,496.3
Euro [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	1,305.4	1,216.1	562.2
Chinese Yuan [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	299.9	140.4	18.6
Malaysian ringgit [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	93.2	150.3	187.7
Russian ruble [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	30.7	59.5	134.6
Pound sterling [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	43.0	52.6	58.1
Azerbaijani Manat [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	32.6	18.1	9.3
Japanese Yen [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	28.8	48.6	38.1
Norwegian krone [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	15.0	28.0	23.8
Indian rupee [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	7.2	25.0	32.6
Other [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	€ 102.4	€ 117.4	€ 108.3